Subsequent events (Details) - $ / shares		12 Months Ended
	Feb. 10, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Subsequent Event [Line Items]
Common share cash dividends declared (in dollars per share)		$ 1.76	$ 1.76	$ 1.76
Subsequent Event
Subsequent Event [Line Items]
Common share cash dividends declared (in dollars per share)	$ 0.44